Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets	The following sets forth the intangible assets by major asset class as of December 31, 2023 and 2022:

(in thousands)	Weighted average life (in years)	2023		2022
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	10.35	$202,785	($127,163)	$203,549	($140,632)
Developed technology	11.01	798,571	(447,989)	780,233	(407,401)
Customer base, trademarks, and non-compete agreements	10.97	212,285	(173,438)	227,171	(179,658)
Total amortized intangible assets	10.90	$1,213,641	($748,590)	$1,210,953	($727,691)
Unamortized intangible assets:
In-process research and development		$61,770		$61,534
Goodwill		2,475,732		2,352,569
Total unamortized intangible assets		$2,537,502		$2,414,103
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$544,796	$627,436
Additions	11,077	19,632
Additions from acquisitions	58,000	17,247
Amortization	(93,755)	(93,714)
Disposals	—	(35)
Impairments	—	(12,829)
Foreign currency translation adjustments	6,703	(12,941)
Balance at end of year	$526,821	$544,796

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2024	$91,349
2025	$79,841
2026	$72,334
2027	$66,847
2028	$59,787

Schedule of Changes in Goodwill	The changes in goodwill for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$2,352,569	$2,350,763
Business combinations	95,136	42,201
Purchase adjustments	(4,350)	(303)
Foreign currency translation adjustments	32,377	(40,092)
Balance at end of year	$2,475,732	$2,352,569